Earnings (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Jan. 03, 2016
Earnings Per Share [Abstract]
Schedule of Potential Shares of Common Stock not Included in Diluted Earnings Per Common Share Calculation

For the three and nine months ended October 2, 2016 and September 27, 2015, the assumed exercises of a portion of the Company’s employee stock options, RSUs, DSUs and the assumed conversion of all of the Redeemable Convertible Preferred Stock were anti-dilutive and, therefore, the following potential shares of common stock were not included in the diluted earnings per common share calculation:

	For the three months ended		For the nine months ended
	October 2, 2016	September 27, 2015	October 2, 2016	September 27, 2015
Weighted average potential common shares excluded because anti-dilutive
Preferred stock	—	24,202,751	12,270,493	23,499,816
Employee stock options, RSUs and DSUs	11,988	793,345	3,137,951	632,479

For the Successor Company periods ended January 3, 2016, December 28, 2014 and December 29, 2013, the assumed exercises the Company’s employee stock options and the conversion of Redeemable Convertible Preferred Stock were anti-dilutive and, therefore, the following potential shares of common stock were not included in the diluted loss per common share calculation:

	For the periods ended
	January 3, 2016	December 28, 2014	December 29, 2013
Weighted average potential common shares excluded because anti-dilutive
Redeemable Convertible Preferred Stock	23,876,230	21,234,297	20,215,494
Employee Stock Options	2,836,919	1,007,591	—